Note 6 - Net Sales	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.	NET SALES

Reconciliation between gross sales and net sales:

	2021	2020	2019

Gross sales and/or services	110,162.7	85,221.2	76,286.6
Excise duty	(22,052.6)	(18,259.7)	(16,431.3)
Discounts	(15,255.8)	(8,582.5)	(7,850.2)
	72,854.3	58,379.0	52,005.1